Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of employee benefits
	Consolidated Group
	2023 A$	2022 A$
Employee benefits
Current	214,465	473,006
Non-current	48,271	25,988
	262,736	498,994